13F-HR
1
NONE
dbailey@sturdivant-co.com

0000914975
5vueegu@
028-4000

03/31/2002

13F-HR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey R. de Krafft
Title:      Managing Director and Principal
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Harvey R. de Krafft        Voorhees, New Jersey     April 29, 2002

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    49

Form 13F Information Table Value Total:   $50251







FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

AETNA INCOM     00817Y108     934   24070SH       Sole                     24070
AGILENT COM     00846u101    1192   34100SH       Sole                     34100
ALLMERICCOM     019754100     532   11845SH       Sole                     11845
ANHEUSERCOM     035229103    1813   34735SH       Sole                     34735
BANK OF COM     060505104     536    7880SH       Sole                      7880
BRISTOL-COM     110122108    1057   26100SH       Sole                     26100
CHEVRONTCOM     166764100    1028   11391SH       Sole                     11391
CITIGROUCOM     172967101    1523   30765SH       Sole                     30765
COMPUTERCOM     204912109     942   43015SH       Sole                     43015
CONAGRA COM     205887102    1496   61675SH       Sole                     61675
CONOCO ICOM     208251504    1552   53189SH       Sole                     53189
COUNTRYWCOM     222372104    1073   23980SH       Sole                     23980
DOMINIONCOM     25746U109    1351   20730SH       Sole                     20730
EL PASO COM     28336L109    1024   23250SH       Sole                     23250
FANNIE MCOM     313586109    1808   22640SH       Sole                     22640
HALLIBURCOM     406216101     638   37365SH       Sole                     37365
HARTFORDCOM     416515104     746   10950SH       Sole                     10950
HCA INC COM     404119109     818   18555SH       Sole                     18555
HONEYWELCOM     438516106    1313   34310SH       Sole                     34310
INGERSOLCOM     456866102    1410   28185SH       Sole                     28185
INT'L BUCOM     459200101     771    7410SH       Sole                      7410
INTERNATCOM     460146103    1132   26330SH       Sole                     26330
JP MORGACOM     46625H100    1262   35390SH       Sole                     35390
KERR MCGCOM     492386107     568    9040SH       Sole                      9040
KEYSPAN COM     49337W100     552   15160SH       Sole                     15160
KIMBERLYCOM     494368103     918   14200SH       Sole                     14200
LIBERTY COM     530718105     974   77065SH       Sole                     77065
LINCOLN COM     534187109     730   14395SH       Sole                     14395
MATSUSHICOM     576879209     926   75000SH       Sole                     75000
MELLON FCOM     58551A108    1148   29750SH       Sole                     29750
MGIC INVCOM     552848103     605    8840SH       Sole                      8840
MOTOROLACOM     620076109     939   66125SH       Sole                     66125
NOKIA COCOM     654902204     477   22975SH       Sole                     22975
PHILIP MCOM     718154107    1405   26675SH       Sole                     26675
PHILLIPSCOM     718507106     528    8400SH       Sole                      8400
PRAXAIR COM     74005P104    1257   21025SH       Sole                     21025
PROCTOR COM     742718109    1842   20445SH       Sole                     20445
QWEST COCOM     749121109     228   27732SH       Sole                     27732
RAYTHEONCOM     755111507    1531   37305SH       Sole                     37305
ROHM & HCOM     775371107     545   12900SH       Sole                     12900
SBC COMMCOM     78387G103    1378   36800SH       Sole                     36800
TEXAS INCOM     882508104     986   29785SH       Sole                     29785
TRANSOCECOM     G90078109    1140   34310SH       Sole                     34310
TYCO INTCOM     902124106     949   29370SH       Sole                     29370
VERIZON COM     92343v104    1355   29385SH       Sole                     29385
WALT DISCOM     254687106     753   32610SH       Sole                     32610
WASHINGTCOM     939322103     475   14327SH       Sole                     14327
WELLS FACOM     949746101     931   18845SH       Sole                     18845
WILLIAMSCOM     969457100    1161   49270SH       Sole                     49270